Segment Information - Summary of Company's Reportable Operating Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total revenue	$ 73,150	$ 68,275
Mineral, royalty and other interests	374,206	365,477
Hod Maden interest	127,224	177,452
Hod Maden [member]
Disclosure of operating segments [line items]
Mineral, royalty and other interests	5,800	5,800
Hod Maden interest	$ 127,200	177,500
Top of Range [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Percentage of companys sales gross margin or aggregate asset book value	10.00%
Royalty revenue [member]
Disclosure of operating segments [line items]
Total revenue	$ 22,518	19,067
Royalty revenue [member] | Bracemac-McLeod [member] | Copper [member]
Disclosure of operating segments [line items]
Total revenue	1,000	1,500
Royalty revenue [member] | Bracemac-McLeod [member] | Zinc product [member]
Disclosure of operating segments [line items]
Total revenue	2,200	2,600
Royalty revenue [member] | Other Royalties [member] | Gold [member]
Disclosure of operating segments [line items]
Total revenue	4,300	6,500
Royalty revenue [member] | Other Royalties [member] | Other Base Metal Product [member]
Disclosure of operating segments [line items]
Total revenue	800	1,000
CANADA | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	800	1,600
ARGENTINA | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	1,300	1,800
UNITED STATES | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	600	1,500
HONDURAS | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	1,200	1,800
Other Geographical Area [member] | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	$ 1,200	$ 800